OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Long-Term Liabilities [Line Items]
Pension obligations (note 25)	$ (21,209)	$ (23,471)
Day 1 gain deferred revenue	(6,604)	(19,179)
Deferred commissioning period revenue	$ (2,145)	$ (6,276)
Operating lease, liability, noncurrent, statement of financial position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Non-current portion of operating lease liabilities (note 13)	$ (5,124)	$ (5,881)
Other	(6,694)	(6,793)
Other non-current liabilities	(225,776)	(61,600)
Contract with customer, liability, noncurrent	2,145	6,276
Asset retirement obligation	6,400	6,000
Removal costs capitalized	4,700
Variable interest entity, primary beneficiary
Schedule of Other Long-Term Liabilities [Line Items]
VIE dividend payable	(184,000)	0
Other non-current liabilities	(184,000)	0
Oil
Schedule of Other Long-Term Liabilities [Line Items]
Contract with customer, liability, noncurrent	5,100	14,800
Gas
Schedule of Other Long-Term Liabilities [Line Items]
Contract with customer, liability, noncurrent	$ 1,500	$ 4,400